Exploration Expenditures - Summary of Company's Exploration Expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	$ 17,726	$ 8,525
Thacker Pass and Other Project Expenditures
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	17,726	8,525
Engineering | Thacker Pass and Other Project Expenditures
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	9,605	1,063
Geological, Consulting and Salaries | Thacker Pass and Other Project Expenditures
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	4,525	5,574
Permitting and Environmental | Thacker Pass and Other Project Expenditures
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	2,196	227
Field Supplies and Other | Thacker Pass and Other Project Expenditures
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	494	757
Depreciation | Thacker Pass and Other Project Expenditures
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	454	371
Drilling and Geological Expenses | Thacker Pass and Other Project Expenditures
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	$ 452	$ 533